SCHEDULE OF INVESTMENTS

Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.7%
Deutsche Telekom AG, Registered Shares(A)	111	$2,024
Verizon Communications, Inc.	64	3,776
		5,800
Total Communication Services - 1.7%		5,800

Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc.(A)(B)(C)	1	—

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corp.	20	1,748

Automobile Manufacturers – 0.5%
Subaru Corp.(A)	80	1,607

Casinos & Gaming – 1.5%
New Cotai Participation Corp., Class B(B)(C)(D)	318	1,557
Sands China Ltd.(A)	565	2,466
Studio City International Holdings Ltd. ADR(B)	35	421
Studio City International Holdings Ltd. ADR(B)(D)	15	174
		4,618

Education Services – 0.0%
Laureate Education, Inc., Class A(B)	11	156
Total Consumer Discretionary - 2.5%		8,129

Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC(A)(B)(C)(D)	1	—

Food Distributors – 0.6%
Sysco Corp.	26	1,913

Household Products – 1.3%
Procter & Gamble Co. (The)	32	4,419

Personal Products – 1.0%
Unilever plc(A)	59	3,516

Tobacco – 1.0%
Philip Morris International, Inc.	40	3,343

Total Consumer Staples - 3.9%		13,191

Energy

Coal & Consumable Fuels – 0.1%
Foresight Energy L.P.(B)(C)(D)	31	515

Integrated Oil & Gas – 0.9%
Total S.A.(A)(E)	71	3,053

Oil & Gas Drilling – 0.1%
KCA Deutag UK Finance plc(A)(B)	8	312

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc.(B)(C)(F)	4	—
McDermott International, Inc.(B)	68	55
		55

Oil & Gas Exploration & Production – 0.8%
Bellatrix Exploration Ltd.(A)(B)(C)(F)	76	—*
California Resources Corp.(B)	6	150
ConocoPhillips	67	2,667
EP Energy Corp.(A)(B)(D)	4	124
		2,941
Total Energy - 1.9%		6,876

Financials

Asset Management & Custody Banks – 0.6%
3i Group plc(A)	115	1,818

Diversified Banks – 2.0%
Bank of Montreal(A)	26	1,996
DBS Group Holdings Ltd.(A)(E)	124	2,353
PT Bank Mandiri (Persero) Tbk(A)	5,413	2,442
		6,791

Investment Banking & Brokerage – 1.3%
Morgan Stanley	64	4,417

Multi-Line Insurance – 1.6%
Axa S.A.(A)	124	2,971
Zurich Financial Services, Registered Shares(A)	5	2,171
		5,142

Other Diversified Financial Services – 2.0%
Citigroup, Inc.	58	3,601
ORIX Corp.(A)	189	2,909
		6,510

Property & Casualty Insurance – 0.6%
Tokio Marine Holdings, Inc.(A)	41	2,102

Regional Banks – 0.5%
KeyCorp	110	1,811

Reinsurance – 0.6%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares(A)	7	2,060

Total Financials - 9.2%		30,651

Health Care

Biotechnology – 0.9%
Amgen, Inc.	13	3,080

Health Care Services – 0.9%
CVS Caremark Corp.	45	3,102

Pharmaceuticals – 3.2%
Advanz Pharma Corp.(A)(B)	6	26
AstraZeneca plc(A)	32	3,145
GlaxoSmithKline plc(A)	121	2,210
Roche Holdings AG, Genusscheine(A)	9	2,996
Sanofi-Aventis(A)	24	2,278
		10,655
Total Health Care - 5.0%		16,837

Industrials

Aerospace & Defense – 1.4%
Lockheed Martin Corp.	6	2,192
Raytheon Technologies Corp.	32	2,277
		4,469

Electrical Components & Equipment – 2.0%
Eaton Corp.	24	2,833
Schneider Electric S.A.(A)	26	3,761
		6,594

Industrial Conglomerates – 0.8%
Siemens AG(A)	17	2,443

Trading Companies & Distributors – 0.6%
ITOCHU Corp.(A)	73	2,091

Total Industrials - 4.8%		15,597

Information Technology

Communications Equipment – 0.9%
Cisco Systems, Inc.	68	3,053

Semiconductors – 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.(A)	354	6,697

Technology Hardware, Storage & Peripherals – 2.0%
Samsung Electronics Co. Ltd.(A)	92	6,877

Total Information Technology - 4.9%		16,627

Materials

Construction Materials – 0.5%
CRH plc(A)	42	1,768

Diversified Chemicals – 0.5%
Eastman Chemical Co.	17	1,710

Diversified Metals & Mining – 0.7%
Anglo American plc(A)	65	2,131
Westmoreland Coal Co.(A)(B)	7	26
		2,157
Total Materials - 1.7%		5,635

Real Estate

Diversified Real Estate Activities – 0.6%
CapitaLand Ltd.(A)	34	84
Heiwa Real Estate Co. Ltd.(A)	6	232
Mitsubishi Estate Co. Ltd.(A)	36	577
Mitsui Fudosan Co. Ltd.(A)	26	546
New World Development Co. Ltd.(A)	83	386
Nomura Real Estate Holdings, Inc.(A)	6	124
Tokyu Fudosan Holdings Corp.(A)	17	90
		2,039

Diversified REITs – 0.7%
Gecina(A)	3	538
H&R Real Estate Investment Trust(A)	10	105
Land Securities Group plc(A)	26	244
Mapletree North Asia Commercial Trust(A)	22	16
Merlin Properties Socimi S.A.(A)	58	556
Mirvac Group(A)	61	124

United Urban Investment Corp.(A)	—*	234
VEREIT, Inc.	11	404
XYMAX REIT Investment Corp.(A)	—*	62
		2,283

Health Care REITs – 0.6%
Healthcare Trust of America, Inc., Class A	24	648
Ventas, Inc.	9	463
Welltower, Inc.	14	884
		1,995

Hotel & Resort REITs – 0.2%
Invincible Investment Corp.(A)	—*	83
Japan Hotel REIT Investment Corp.(A)	—*	83
Pebblebrook Hotel Trust	9	172
Sunstone Hotel Investors, Inc.	31	350
		688

Industrial REITs – 1.1%
ARA LOGOS Logistics Trust(A)	172	78
Cambridge Industrial Trust(A)	150	45
Duke Realty Corp.	20	801
First Industrial Realty Trust, Inc.	20	828
GLP J-REIT(A)	—*	167
ITOCHU Advance Logistics Investment Corp.(A)	—*	208
Mapletree Investments Pte Ltd.(A)	66	145
Mitsui Fudosan Logistics Park, Inc.(A)	—*	102
ProLogis, Inc.	11	1,101
SEGRO plc(A)	26	336
SOSiLA Logistics REIT, Inc.(A)	—*	17
		3,828

Office REITs – 1.0%
Columbia Property Trust, Inc.	8	117
Corporate Office Properties Trust	8	217
Cousins Properties, Inc.	9	314
Derwent London plc(A)	5	221
Douglas Emmett, Inc.	11	330
Fonciere des Regions S.A.(A)	1	132
Highwoods Properties, Inc.	8	306
Ichigo Office REIT Investment Corp.(A)	—*	246
Invesco Office J-REIT, Inc.(A)	2	256
Japan Prime Realty Investment Corp.(A)	—*	119
Japan Real Estate Investment Corp.(A)	—*	168
NSI N.V.(A)	10	382
ORIX JREIT, Inc.(A)	—*	397
		3,205

Real Estate Development – 0.1%
Cheung Kong (Holdings) Ltd.(A)	82	421
China Resources Land Ltd.(A)	44	182
Kerry Properties Ltd.(A)	45	114
		717

Real Estate Operating Companies – 1.3%
Adler Group S.A.(A)	7	254
Ascendas India Trust(A)	66	69
Deutsche Wohnen AG(A)	14	746
Hang Lung Properties Ltd.(A)	116	305
Keihanshin Building Co. Ltd.(A)	3	61

Swire Properties Ltd.(A)	29		85
TOC Ltd.(A)	15		101
Tricon Capital Group, Inc.(A)	62		561
Vonovia SE(A)	22		1,627
Wharf (Holdings) Ltd. (The)(A)	63		327
			4,136

Residential REITs – 1.5%
American Campus Communities, Inc.	7		288
Apartment Investment and Management Co., Class A(B)	17		663
AvalonBay Communities, Inc.	6		932
Canadian Apartment Properties REIT(A)	14		565
Daiwa Securities Living Investment Corp.(A)	—	*	30
Equity Lifestyle Properties, Inc.	10		613
Equity Residential	6		356
Invitation Homes, Inc.	42		1,261
Irish Residential Properties REIT plc(A)	77		141
Starts Proceed Investment Corp.(A)	—	*	53
			4,902

Retail REITs – 1.5%
Agree Realty Corp.	7		467
CapitaLand Integrated Commercial Trust(A)	188		308
CapitaLand Retail China Trust(A)	83		87
First Capital REIT(A)	52		552
Frasers Centrepoint Trust(A)	33		61
Japan Retail Fund Investment Corp.(A)	—	*	120
Klepierre(A)	7		156
Link (The)(A)	44		400
National Retail Properties, Inc.	7		269
Realty Income Corp.	6		382
Regency Centers Corp.	12		557
Retail Properties of America, Inc.	55		468
Simon Property Group, Inc.	4		305
Urban Edge Properties	29		378
Vicinity Centres(A)	355		439
Weingarten Realty Investors	13		292
			5,241

Specialized REITs – 1.2%
CubeSmart	17		588
Digital Realty Trust, Inc.	8		1,156
Equinix, Inc.	—	*	56
Life Storage, Inc.	2		262
Public Storage, Inc.	3		584
Safestore Holdings plc(A)	28		295
SBA Communications Corp.	2		643
VICI Properties, Inc.	16		401
			3,985
Total Real Estate - 9.8%			33,019

Utilities

Electric Utilities – 1.9%
ENEL S.p.A.(A)	381		3,872
Exelon Corp.	60		2,523
			6,395

Multi-Utilities – 1.8%
E.ON AG(A)	166		1,841
Public Service Enterprise Group, Inc.	32		1,855
RWE Aktiengesellschaft(A)	58		2,472
			6,168

Water Utilities – 0.6%
Guangdong Investment Ltd.(A)	1,016	1,831

Total Utilities - 4.3%		14,394

TOTAL COMMON STOCKS – 49.7%		$166,756
(Cost: $137,860)

PREFERRED STOCKS

Consumer Discretionary

Automobile Manufacturers – 0.6%
Volkswagen AG, 2.260%(A)	11	2,095

Total Consumer Discretionary - 0.6%		2,095

Energy

Oil & Gas Exploration & Production – 0.4%
Targa Resources Corp., 9.500%(B)(D)	1	1,365

Total Energy - 0.4%		1,365

TOTAL PREFERRED STOCKS – 1.0%		$3,460
(Cost: $3,233)

RIGHTS

Industrial REITs – 0.0%
ARA LOGOS Logistics Trust	13	—	*

TOTAL RIGHTS – 0.0%		$—	*
(Cost: $—)

WARRANTS

Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 12-31-40(G)	1	5

TOTAL WARRANTS – 0.0%		$5
(Cost: $102)

ASSET-BACKED SECURITIES	Principal
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 7.968%, 7-20-28 (H)	$650	608
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps), 5.158%, 10-22-29 (H)(I)	250	246
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps), 6.659%, 7-23-31 (H)(I)	750	706
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps), 2.850%, 1-20-32 (H)(J)	EUR385	443

Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps), 3.745%, 10-25-30 (H)(I)	$1,000	917
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps), 3.621%, 11-13-31 (H)(I)	1,200	1,166
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps), 4.118%, 10-20-30 (H)(I)	750	680
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps), 6.118%, 7-20-31 (H)(I)	750	713
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps), 4.468%, 1-20-29 (H)(I)	400	392

TOTAL ASSET-BACKED SECURITIES – 1.8%		$5,871
(Cost: $6,084)

CORPORATE DEBT SECURITIES

Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc., 6.500%, 11-15-28(I)	875	925

Alternative Carriers – 0.1%
Front Range BidCo, Inc., 4.000%, 3-1-27(I)	215	215

Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8-15-27(I)	822	830
Clear Channel Worldwide Holdings, Inc., 9.250%, 2-15-24	609	617
Globo Comunicacoes e Participacoes S.A., 4.875%, 1-22-30(I)	200	214
		1,661

Cable & Satellite – 1.6%
Altice France Holding S.A., 6.000%, 2-15-28(I)	1,081	1,095
Cable One, Inc., 4.000%, 11-15-30(I)	143	149

CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8-15-30(I)	451	479
4.250%, 2-1-31(I)	100	105
4.500%, 5-1-32(I)	282	301
CSC Holdings LLC:
5.500%, 5-15-26(I)	300	312
5.375%, 2-1-28(I)	186	199
5.750%, 1-15-30(I)	202	221
4.125%, 12-1-30(I)	100	105
3.375%, 2-15-31(I)	100	98
DISH DBS Corp.:
7.750%, 7-1-26	498	558
7.375%, 7-1-28	96	102
Hughes Satellite Systems Corp., 5.250%, 8-1-26	80	88
Intelsat Jackson Holdings S.A., 9.500%, 9-30-22(F)(I)	471	524
Ligado Networks LLC (15.500% Cash or 15.500% PIK), 15.500%, 11-1-23(I)(K)	581	564
Ziggo B.V., 2.875%, 1-15-30(I)(J)	EUR170	211
Ziggo Secured Finance B.V.:
5.500%, 1-15-27(I)	$60	63
4.875%, 1-15-30(I)	100	105
		5,279

Integrated Telecommunication Services – 2.3%
Cablevision Lightpath LLC, 5.625%, 9-15-28(I)	200	209
Colombia Telecomunicaciones S.A. E.S.P., 4.950%, 7-17-30(I)	200	222
Consolidated Communications, Inc., 6.500%, 10-1-28(I)	290	310
Frontier Communications Corp.:
10.500%, 9-15-22(F)	342	178
7.125%, 1-15-23(F)	292	142
7.625%, 4-15-24(F)	84	42
6.875%, 1-15-25(F)	1,085	526
11.000%, 9-15-25(F)	1,537	807
7.875%, 1-15-27(F)	14	7
5.875%, 10-15-27(I)	849	918
5.000%, 5-1-28(I)	312	325
6.750%, 5-1-29(I)	174	186
9.000%, 8-15-31(F)	41	20
7.450%, 7-1-35(F)	20	9
Level 3 Financing, Inc., 3.625%, 1-15-29(I)	100	100
Northwest Fiber LLC, 10.750%, 6-1-28(I)	128	146
PT Tower Bersama Infrastructure Tbk, 4.250%, 1-21-25	200	208
Telecom Italia S.p.A., 1.125%, 3-26-22(J)	EUR100	122
West Corp., 8.500%, 10-15-25(I)	$2,588	2,503
Windstream Escrow LLC, 7.750%, 8-15-28(I)	951	958
		7,938

Interactive Media & Services – 0.1%
Cars.com, Inc., 6.375%, 11-1-28(I)	182	193

Publishing – 0.2%
Lamar Media Corp., 3.750%, 2-15-28	215	221

MDC Partners, Inc., 6.500%, 5-1-24(I)	478	484
		705

Wireless Telecommunication Service – 1.0%
Digicel Group Ltd., 8.750%, 5-25-24(I)	195	205
Digicel Group Ltd. (5.000% Cash and 3.000% PIK), 8.000%, 4-1-25(I)(K)	116	61
Digicel Group Ltd. (7.000% Cash or 7.000% PIK), 7.000%, 10-1-68(I)(K)	89	24
Digicel International Finance Ltd.:
8.750%, 5-25-24(I)	1,251	1,313
8.000%, 12-31-26(I)	78	65
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK), 13.000%, 12-31-25(I)(K)	103	105
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK), 10.000%, 4-1-24(K)	746	668
Digicel Ltd., 6.750%, 3-1-23(I)	1,000	774
Matterhorn Telecom S.A., 3.125%, 9-15-26(J)	EUR200	242
		3,457
Total Communication Services - 6.1%		20,373

Consumer Discretionary

Apparel Retail – 0.2%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.), 8.750%, 7-15-25(I)	$339	377
L Brands, Inc.:
9.375%, 7-1-25(I)	88	108
6.625%, 10-1-30(I)	188	209
		694

Auto Parts & Equipment – 0.0%
Tenneco, Inc., 7.875%, 1-15-29(I)	18	20

Automotive Retail – 0.5%
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	345	359
4.750%, 3-1-30	346	371
Group 1 Automotive, Inc., 4.000%, 8-15-28(I)	57	59
Ken Garff Automotive LLC, 4.875%, 9-15-28(I)	94	98
Lithia Motors, Inc.:
5.250%, 8-1-25(I)	85	88
4.625%, 12-15-27(I)	196	207
4.375%, 1-15-31(I)	398	427
Sonic Automotive, Inc., 6.125%, 3-15-27	185	195
		1,804

Casinos & Gaming – 1.2%
Boyd Gaming Corp., 4.750%, 12-1-27	324	337
Churchill Downs, Inc.:
5.500%, 4-1-27(I)	159	168
4.750%, 1-15-28(I)	57	60
Colt Merger Sub, Inc.:
6.250%, 7-1-25(I)	387	412
8.125%, 7-1-27(I)	644	713
Everi Payments, Inc., 7.500%, 12-15-25(I)	400	415
Gateway Casinos & Entertainment Ltd., 8.250%, 3-1-24(I)	426	400
Golden Nugget, Inc., 6.750%, 10-15-24(I)	1,117	1,109

Scientific Games International, Inc. (GTD by Scientific Games Corp.):
7.000%, 5-15-28(I)	43	46
7.250%, 11-15-29(I)	43	47
Wynn Macau Ltd.:
4.875%, 10-1-24(I)	200	203
5.500%, 10-1-27(I)	409	424
		4,334

Department Stores – 0.1%
Nordstrom, Inc.:
4.375%, 4-1-30	260	256
5.000%, 1-15-44	244	228
		484

Home Improvement Retail – 0.1%
Beacon Roofing Supply, Inc., 4.500%, 11-15-26(I)	163	171

Homebuilding – 0.2%
K. Hovnanian Enterprises, Inc., 10.500%, 2-15-26(I)	500	525

Hotels, Resorts & Cruise Lines – 0.6%
Boyne USA, Inc., 7.250%, 5-1-25(I)	251	263
Carnival Corp.:
11.500%, 4-1-23(I)	211	244
10.500%, 2-1-26(I)	44	51
7.625%, 3-1-26(I)	91	99
9.875%, 8-1-27(I)	190	219
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.), 6.125%, 9-15-25(I)	326	347
NCL Corp. Ltd.:
12.250%, 5-15-24(I)	349	419
10.250%, 2-1-26(I)	232	271
5.875%, 3-15-26(I)	90	95
POWDR Corp., 6.000%, 8-1-25(I)	96	101
		2,109

Internet & Direct Marketing Retail – 0.4%
Arches Buyer, Inc.:
4.250%, 6-1-28(I)	543	550
6.125%, 12-1-28(I)	481	497
B2W Digital Lux S.a.r.l., 4.375%, 12-20-30(I)	200	207
Prosus N.V., 2.031%, 8-3-32(I)(J)	EUR200	254
		1,508

Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4-15-27	$392	401
6.500%, 10-1-28(I)	149	162
Live Nation Entertainment, Inc., 4.750%, 10-15-27(I)	342	351
Six Flags Theme Parks, Inc., 7.000%, 7-1-25(I)	41	44
		958

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc., 3.500%, 2-15-29(I)	306	306

Specialized Consumer Services – 0.4%
IAA Spinco, Inc., 5.500%, 6-15-27(I)	57	60

Klesia Prevoyance, 5.375%, 12-8-26(J)	EUR200	270
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(I)	$283	307
5.875%, 10-1-30(I)	236	267
Service Corp. International, 5.125%, 6-1-29	341	378
		1,282

Specialty Stores – 1.5%
Academy Ltd., 6.000%, 11-15-27(I)	457	479
Guitar Center Escrow Issuer II, Inc., 8.500%, 1-15-26(E)(I)	18	19
Michaels Stores, Inc.:
8.000%, 7-15-27(I)	443	476
4.750%, 10-1-27(I)	94	97
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK), 10.000%, 8-15-26(I)(K)	35	35
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps), 5.750%, 7-15-25(H)(I)	65	58
Staples, Inc.:
7.500%, 4-15-26(I)	2,584	2,698
10.750%, 4-15-27(I)	1,117	1,112
		4,974
Total Consumer Discretionary - 5.6%		19,169

Consumer Staples

Agricultural Products – 0.1%
NBM U.S. Holdings, Inc., 7.000%, 5-14-26	200	218

Packaged Foods & Meats – 0.1%
JBS USA Lux S.A. and JBS USA Finance, Inc., 6.750%, 2-15-28(I)	57	64
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29(I)	57	66
5.500%, 1-15-30(I)	215	247
		377

Total Consumer Staples - 0.2%		595

Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V., 5.625%, 8-10-37	200	219

Integrated Oil & Gas – 0.1%
Gazprom PJSC, 3.897%, 1-26-69(I)(J)	EUR220	277
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
5.093%, 1-15-30	$92	103
6.750%, 6-3-50	55	68
		448

Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc, 9.875%, 12-1-25	381	394
Offshore Drilling Holding S.A., 8.375%, 9-20-20(F)(I)(L)	1,400	168
		562

Oil & Gas Equipment & Services – 0.1%
Nine Energy Service, Inc., 8.750%, 11-1-23(I)	311	138

Oil & Gas Exploration & Production – 1.6%
Ascent Resources Utica Holdings LLC and ARU Finance Corp., 8.250%, 12-31-28(I)	18	18
Bellatrix Exploration Ltd., 8.500%, 9-11-23(F)	177	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK), 9.500%, 12-15-23(F)(K)	193	—
Continental Resources, Inc., 5.750%, 1-15-31(I)	182	202
Crownrock L.P., 5.625%, 10-15-25(I)	1,161	1,184
Endeavor Energy Resources L.P., 5.500%, 1-30-26(I)	438	450
Endeavor Energy Resources L.P. and EER Finance, Inc., 6.625%, 7-15-25(I)	237	254
Laredo Petroleum, Inc.:
9.500%, 1-15-25	660	574
10.125%, 1-15-28(E)	440	374
Moss Creek Resources Holdings, Inc., 7.500%, 1-15-26(I)	511	388
PT Pertamina (Persero), 4.175%, 1-21-50	200	216
Seven Generations Energy Ltd.:
6.750%, 5-1-23(I)	971	982
5.375%, 9-30-25(I)	419	426
		5,068

Oil & Gas Refining & Marketing – 0.8%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	163	94
6.375%, 7-1-26	154	79
Comstock Escrow Corp., 9.750%, 8-15-26	1,293	1,387
CVR Energy, Inc., 5.250%, 2-15-25(I)	175	169
EG Global Finance plc:
4.375%, 2-7-25(I)(J)	EUR169	203
6.250%, 10-30-25(I)(J)	107	134
PBF Holding Co. LLC:
9.250%, 5-15-25(I)	$372	365
6.000%, 2-15-28	220	125
		2,556

Oil & Gas Storage & Transportation – 0.0%
Crestwood Midstream Partners L.P. and Crestwood Midstream Finance Corp., 6.250%, 4-1-23	191	192

Total Energy - 2.9%		9,183

Financials

Consumer Finance – 0.2%
Alliance Data Systems Corp., 4.750%, 12-15-24(I)	573	579

Diversified Banks – 0.2%
Banco Santander (Mexico) S.A., 5.950%, 10-1-28(I)	200	220
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28(I)	162	182
4.750%, 1-15-30(I)	76	81
		483

Financial Exchanges & Data – 0.0%
MSCI, Inc., 3.875%, 2-15-31(I)	95	100

Insurance Brokers – 1.0%
Ardonagh Midco 2 plc, 11.500%, 1-15-27(E)(I)	818	873
NFP Corp., 6.875%, 8-15-28(I)	2,196	2,345
		3,218

Investment Banking & Brokerage – 0.2%
INTL FCStone, Inc., 8.625%, 6-15-25(I)	499	543

Life & Health Insurance – 0.1%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc., 4.250%, 10-15-27(I)	288	294

Multi-Line Insurance – 0.1%
ASR Nederland N.V., 5.125%, 9-29-45(J)	EUR100	145
Humanis Prevoyance, 5.750%, 10-22-25(J)	300	409
		554

Property & Casualty Insurance – 0.3%
Amwins Group, Inc., 7.750%, 7-1-26(I)	$486	522
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK), 7.625%, 10-15-25(I)(K)	456	487
		1,009

Specialized Finance – 1.1%
BCPE Cycle Merger Sub II, Inc., 10.625%, 7-15-27(I)	809	894
Compass Group Diversified Holdings LLC, 8.000%, 5-1-26(I)	916	962
Galaxy Bidco Ltd., 6.500%, 7-31-26(J)	GBP100	142
JSM Global S.a.r.l., 4.750%, 10-20-30(E)(I)	$200	215
NBK Tier 1 Financing (2) Ltd., 4.500%, 5-27-68(I)	300	306
PLT VII Finance S.a.r.l., 4.625%, 1-5-26(I)(J)	EUR100	127
Rede D’Or Finance S.a.r.l., 4.500%, 1-22-30(I)	$400	417
Techem Verwaltungsgesellschaft 674 mbH, 2.000%, 7-15-25(J)	EUR150	182
VMED O2 UK Financing I plc:
3.250%, 1-31-31(I)(J)	200	251
4.250%, 1-31-31(I)	$95	97
		3,593

Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6-15-25(I)	786	806

Total Financials - 3.4%		11,179

Health Care

Health Care Distributors – 0.0%
Prestige Brands, Inc. (GTD by Prestige Consumer Healthcare, Inc.), 5.125%, 1-15-28(I)	76	81

Health Care Equipment – 0.1%
Hologic, Inc., 3.250%, 2-15-29(I)	289	294
Teleflex, Inc., 4.250%, 6-1-28(I)	95	101
		395

Health Care Facilities – 0.7%
Encompass Health Corp.:
4.750%, 2-1-30	57	61
4.625%, 4-1-31	95	102
Providence Service Corp. (The), 5.875%, 11-15-25(I)	275	291
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc., 9.750%, 12-1-26(I)	689	760
Surgery Center Holdings, Inc., 10.000%, 4-15-27(I)	1,005	1,110
		2,324

Health Care Services – 0.3%
Heartland Dental LLC, 8.500%, 5-1-26(I)	789	815
IQVIA, Inc., 5.000%, 5-15-27(I)	95	101
		916

Health Care Supplies – 0.1%
Catalent Pharma Solutions, Inc., 2.375%, 3-1-28(I)(J)	EUR133	163

Health Care Technology – 0.2%
Verscend Holding Corp., 9.750%, 8-15-26(I)	$660	715

Life Sciences Tools & Services – 0.0%
Charles River Laboratories International, Inc., 4.250%, 5-1-28(I)	95	100

Managed Health Care – 0.0%
Molina Healthcare, Inc., 3.875%, 11-15-30(I)	95	102

Pharmaceuticals – 0.7%
Advanz Pharma Corp., 8.000%, 9-6-24	72	72
Bausch Health Cos., Inc., 8.500%, 1-31-27(I)	832	925
Nidda Healthcare Holding AG: 3.500%, 9-30-24(I)(J)	EUR300	364
P&L Development LLC and PLD Finance Corp., 7.750%, 11-15-25(I)	$457	491
Par Pharmaceutical, Inc., 7.500%, 4-1-27(I)	454	493
Syneos Health, Inc., 3.625%, 1-15-29(I)	106	106
		2,451
Total Health Care - 2.1%		7,247

Industrials

Aerospace & Defense – 1.5%
TransDigm UK Holdings plc, 6.875%, 5-15-26	366	387
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.500%, 5-15-25	200	205
6.375%, 6-15-26	202	209
7.500%, 3-15-27	408	436
5.500%, 11-15-27	1,051	1,105
Wolverine Escrow LLC:
8.500%, 11-15-24(I)	1,167	1,114
9.000%, 11-15-26(I)	1,703	1,612

13.125%, 11-15-27(I)	128	103
		5,171

Airlines – 0.1%
Mileage Plus Holdings LLC, 6.500%, 6-20-27(I)	227	244

Building Products – 0.2%
ABC Supply Co., Inc., 4.000%, 1-15-28(I)	95	98
CP Atlas Buyer, Inc., 7.000%, 12-1-28(I)	92	96
JELD-WEN, Inc., 6.250%, 5-15-25(I)	119	129
Standard Industries, Inc.:
2.250%, 11-21-26(I)(J)	EUR100	123
4.750%, 1-15-28(I)	$11	11
4.375%, 7-15-30(I)	67	72
3.375%, 1-15-31(I)	166	167
		696

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5-15-23(I)	665	486
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 3.875%, 11-15-27	50	52
		538

Electrical Components & Equipment – 0.0%
Sensata Technologies B.V., 3.750%, 2-15-31(I)	57	59
Sensata Technologies, Inc., 4.375%, 2-15-30(I)	57	62
		121

Environmental & Facilities Services – 0.2%
Clean Harbors, Inc., 5.125%, 7-15-29(I)	76	83
GFL Environmental, Inc.:
3.750%, 8-1-25(I)	221	226
5.125%, 12-15-26(I)	78	83
3.500%, 9-1-28(I)	161	164
		556

Highways & Railtracks – 0.1%
ENA Master Trust, 4.000%, 5-19-48(E)(I)	200	215

Marine Ports & Services – 0.2%
DP World plc, 4.700%, 9-30-49	200	231
International Container Terminal Services, Inc., 4.750%, 6-17-30	200	217
Mersin Uluslararasi Liman Isletmeciligi A.S., 5.375%, 11-15-24(I)	200	212
		660

Railroads – 0.1%
Lima Metro Line 2 Finance Ltd., 5.875%, 7-5-34(I)	105	127
Rumo Luxembourg S.a.r.l., 5.250%, 1-10-28(I)	200	216
		343

Security & Alarm Services – 0.3%
APX Group, Inc. (GTD by APX Group Holdings, Inc.), 7.625%, 9-1-23	272	282
Garda World Security Corp. (GTD by GW Intermediate Corp.), 4.625%, 2-15-27(I)	228	230

Prime Security Services Borrower LLC and Prime Finance, Inc., 6.250%, 1-15-28(I)	330	355
		867
Total Industrials - 2.8%		9,411

Information Technology

Application Software – 0.6%
ACI Worldwide, Inc., 5.750%, 8-15-26(I)	73	77
Boxer Parent Co., Inc., 6.500%, 10-2-25(I)(J)	EUR100	129
Gartner, Inc.:
4.500%, 7-1-28(I)	$57	60
3.750%, 10-1-30(I)	76	80
J2 Global, Inc., 4.625%, 10-15-30(I)	111	117
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12-31-26(E)(I)	270	282
7.000%, 12-31-27(I)	669	700
Open Text Corp., 3.875%, 2-15-28(I)	57	59
Open Text Corp. and Open Text Holdings, Inc., 4.125%, 2-15-30(I)	76	81
Riverbed Technology, Inc. and Project Homestake Merger Corp., 8.875%, 3-1-23(I)	905	620
SS&C Technologies Holdings, Inc., 5.500%, 9-30-27(I)	120	128
		2,333

Data Processing & Outsourced Services – 0.0%
Shift4 Payments LLC and Shift4 Payments Finance Sub, Inc., 4.625%, 11-1-26(I)	76	79

Electronic Equipment & Instruments – 0.5%
Itron, Inc., 5.000%, 1-15-26(I)	374	382
NCR Corp.:
5.750%, 9-1-27(I)	113	120
5.000%, 10-1-28(I)	318	336
6.125%, 9-1-29(I)	144	159
5.250%, 10-1-30(I)	106	114
Paymentsense Ltd., 8.000%, 10-15-25(I)(J)	GBP100	148
Verisure Holding AB (3-Month EURIBOR plus 500 bps):
5.000%, 4-15-25(H)(I)(J)	EUR300	375
		1,634

IT Consulting & Other Services – 0.2%
Booz Allen Hamilton, Inc., 3.875%, 9-1-28(I)	$193	199
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(I)	103	122
7.375%, 9-1-25(I)	42	46
Science Applications International Corp., 4.875%, 4-1-28(I)	473	501
		868

Semiconductors – 0.1%
Entegris, Inc., 4.375%, 4-15-28(I)	127	135
Qorvo, Inc., 3.375%, 4-1-31(I)	95	98
		233

Technology Hardware, Storage & Peripherals – 0.1%
Brightstar Escrow Corp., 9.750%, 10-15-25(I)	252	270

Total Information Technology - 1.5%		5,417

Materials

Aluminum – 0.0%
Novelis Corp. (GTD by Novelis, Inc.), 4.750%, 1-30-30(I)	76	82

Commodity Chemicals – 0.2%
NOVA Chemicals Corp.:
4.875%, 6-1-24(I)	508	529
5.250%, 6-1-27(I)	266	283
		812

Construction Materials – 0.4%
Hillman Group, Inc. (The), 6.375%, 7-15-22(I)	1,321	1,311

Diversified Metals & Mining – 0.0%
Arconic Corp., 6.000%, 5-15-25(I)	95	101

Gold – 0.1%
AngloGold Ashanti Holdings plc, 6.500%, 4-15-40	120	150

Metal & Glass Containers – 0.3%
ARD Finance S.A. (6.500% Cash or 7.250% PIK), 6.500%, 6-30-27(I)(K)	320	342
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
5.250%, 4-30-25(I)	57	60
2.125%, 8-15-26(I)(J)	EUR150	183
4.125%, 8-15-26(I)	$84	88
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1-15-23(E)	24	25
Crown Americas LLC and Crown Americas Capital Corp. V, 4.250%, 9-30-26	119	131
HudBay Minerals, Inc., 7.625%, 1-15-25(I)	98	102
Silgan Holdings, Inc., 4.125%, 2-1-28	95	99
		1,030

Paper Packaging – 0.0%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 3.500%, 3-15-28(I)	95	99
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7-15-23(I)	2	2
		101

Precious Metals & Minerals – 0.1%
Industrias Penoles S.A.B. de C.V., 5.650%, 9-12-49(I)	200	260

Specialty Chemicals – 0.0%
Ingevity Corp., 3.875%, 11-1-28(I)	76	77
Valvoline, Inc., 4.250%, 2-15-30(I)	57	60
		137
Total Materials - 1.1%		3,984

Real Estate

Hotel & Resort REITs – 0.1%
Hilton Domestic Operating Co., Inc.:
5.750%, 5-1-28(I)	183	199
3.750%, 5-1-29(I)	139	145
		344

Real Estate Development – 0.3%
Country Garden Holdings Co. Ltd., 4.800%, 8-6-30	200	216
Logan Group Co. Ltd., 5.750%, 1-14-25	200	212
Times China Holdings Ltd., 6.200%, 3-22-26	200	208
		636

Real Estate Operating Companies – 0.0%
Service Properties Trust, 5.500%, 12-15-27	36	39

Specialized REITs – 0.0%
SBA Communications Corp., 3.875%, 2-15-27(I)	76	80
VICI Properties L.P. and VICI Note Co., Inc., 4.125%, 8-15-30(I)	95	100
		180
Total Real Estate - 0.4%		1,199

Utilities

Electric Utilities – 0.1%
Adani Transmission Ltd., 4.250%, 5-21-36	193	204
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.500%, 9-15-27(I)	57	64
		268

Independent Power Producers & Energy Traders – 0.0%
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC), 4.500%, 8-15-28(I)	57	60

Renewable Electricity – 0.3%
Clearway Energy Operating LLC, 4.750%, 3-15-28(I)	57	61
EnfraGen Energia Sur S.A.U., 5.375%, 12-30-30(I)	300	311
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4-15-25(I)	372	398
3.750%, 9-15-30(I)	193	201
		971
Total Utilities - 0.4%		1,299

TOTAL CORPORATE DEBT SECURITIES – 26.5%		$89,056
(Cost: $88,660)

MORTGAGE-BACKED SECURITIES

Other Mortgage-Backed Securities - 1.7%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps), 6.237%, 10-15-27(H)(I)	700	652
ALM Loan Funding XIX LLC, Series 2015-16A, Class D (3-Month U.S. LIBOR plus 510 bps), 5.337%, 7-15-27(H)(I)	250	240
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps), 4.259%, 4-15-35(H)(I)	600	474
Diameter Credit Funding II Ltd., Series 2019-2A, Class A, 3.940%, 1-25-38(I)	1,000	1,004
Diameter Credit Funding II Ltd., Series 2019-2A, Class B, 4.540%, 1-25-38(I)	500	501
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps), 3.737%, 4-15-33(H)(I)	250	251
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E (3-Month U.S. LIBOR plus 645 bps), 8.220%, 4-15-33(H)(I)	250	245
Highbridge Loan Management Ltd., Series 2014-4A, Class DR (3-Month U.S. LIBOR plus 555 bps), 5.772%, 1-28-30(H)(I)	150	138
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps), 2.998%, 2-25-23(H)(I)	2,100	2,064
		5,569

TOTAL MORTGAGE-BACKED SECURITIES – 1.7%		$5,569
(Cost: $5,794)

OTHER GOVERNMENT SECURITIES(N)

Dominican Republic - 0.1%
Dominican Republic Government Bond, 4.875%, 9-23-32 (I)	200	221

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$221
(Cost: $214)

LOANS(H)

Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc., 0.000%, 10-28-27(O)	755	752
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps), 6.000%, 10-28-27	58	58
		810

Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps), 3.714%, 8-21-26	973	934

Cable & Satellite – 0.7%
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps), 8.000%, 11-27-23(F)	1,013	1,025
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps), 6.500%, 7-13-21	444	452
Radiate Holdco LLC (1-Month ICE LIBOR plus 350 bps), 4.250%, 9-25-26	250	250
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps), 2.500%, 4-30-29(J)	EUR500	607
		2,334

Integrated Telecommunication Services – 1.4%
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps), 5.750%, 10-2-27	$622	624
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps), 2.750%, 5-15-26(J)	EUR153	186
Frontier Communications Corp., 0.000%, 3-15-24(C)(F)(O)	$14	14
Frontier Communications Corp. (ICE LIBOR plus 475 bps), 5.750%, 10-8-21	250	251
Northwest Fiber LLC (ICE LIBOR plus 550 bps), 5.653%, 5-1-27	948	949
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps), 2.250%, 4-30-29(J)	EUR250	305
West Corp. (3-Month ICE LIBOR plus 400 bps), 5.000%, 10-10-24	$1,689	1,633
Windstream Services LLC (ICE LIBOR plus 625 bps), 7.250%, 9-21-27	378	369
		4,331

Publishing – 0.1%
Recorded Books, Inc. (ICE LIBOR plus 425 bps), 4.395%, 8-31-25	364	362

Wireless Telecommunication Service – 0.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps), 3.510%, 5-27-24	429	391
Iridium Satellite LLC (ICE LIBOR plus 375 bps), 4.750%, 11-4-26	248	249
		640
Total Communication Services - 2.9%		9,411

Consumer Discretionary

Apparel Retail – 0.3%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps), 3.250%, 3-31-27(J)	EUR250	300
Talbots, Inc. (The) (ICE LIBOR plus 700 bps), 8.000%, 11-28-22	$632	472
TRLG Intermediate Holdings LLC, 10.000%, 10-27-22(F)	131	57
		829

Automotive Retail – 0.2%
EG Finco Ltd. (3-Month EURIBOR plus 400 bps), 4.000%, 2-5-25(J)	EUR495	591
Midas Intermediate Holdco II LLC, 0.000%, 12-22-25(O)	$72	73
		664

Casinos & Gaming – 0.4%
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps), 4.647%, 7-20-25	249	250
CCM Merger, Inc. (ICE LIBOR plus 375 bps), 4.500%, 11-4-25	250	249
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps), 5.391%, 11-9-21	800	799
New Cotai LLC (14.000% Cash or 14.000% PIK), 14.000%, 9-10-25(K)	86	87
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps), 3.750%, 10-19-23	85	84
		1,469

Hotels, Resorts & Cruise Lines – 0.2%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 6.127%, 12-9-21(F)	926	46
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps), 5.141%, 8-9-21	150	151
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps), 6.250%, 6-8-25	195	195
		392

Internet & Direct Marketing Retail – 0.2%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps), 7.500%, 11-8-27	229	228
CNT Holdings I Corp. (ICE LIBOR plus 675 bps), 7.500%, 11-6-28(C)	243	247
		475

Leisure Facilities – 0.2%
United PF Holdings LLC (ICE LIBOR plus 400 bps), 4.254%, 12-30-26	635	592
United PF Holdings LLC (ICE LIBOR plus 850 bps), 9.500%, 11-12-26(C)	136	135
		727

Leisure Products – 0.2%
GT Polaris, Inc. (ICE LIBOR plus 400 bps), 5.000%, 9-24-27	249	250
Hayward Industries, Inc. (ICE LIBOR plus 375 bps), 4.500%, 8-4-26(C)	250	249
		499

Restaurants – 0.0%
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.500%, 4-18-25(F)	572	34
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps), 7.250%, 12-9-28(C)	153	155
		189

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 600 bps), 6.647%, 8-4-25	626	630

Specialty Stores – 1.1%
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps):
0.000%, 10-16-23(O)	276	265
6.000%, 10-16-23	705	677
Jo-Ann Stores, Inc. (ICE LIBOR plus 925 bps), 10.250%, 5-21-24	671	609
Party City Holdings, Inc., 0.000%, 8-19-22(O)	19	18
Party City Holdings, Inc. (ICE LIBOR plus 250 bps), 3.250%, 8-19-22	703	649
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 4.250%, 1-26-23	476	454
Staples, Inc. (ICE LIBOR plus 500 bps), 5.214%, 4-12-26	917	886
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps), 8.000%, 12-16-28	68	68
Woof Holdings LLC (ICE LIBOR plus 375 bps), 4.500%, 12-16-27	111	111
		3,737

Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps), 4.397%, 6-15-25	688	681

Total Consumer Discretionary - 3.2%		10,292

Consumer Staples

Packaged Foods & Meats – 0.1%
Upfield B.V. (3-Month EURIBOR plus 350 bps), 3.500%, 7-2-25	EUR250	300

Soft Drinks – 0.2%
Refresco Holding B.V. (ICE LIBOR plus 400 bps), 4.048%, 3-28-25(J)	GBP500	672

Total Consumer Staples - 0.3%		972

Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 800 bps), 9.500%, 6-29-27	$261	300

Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 9.250%, 3-15-22	84	76
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK), 15.000%, 3-15-29(C)(K)	552	221
		597

Oil & Gas Equipment & Services – 0.1%
ChampionX Holding, Inc. (ICE LIBOR plus 500 bps), 6.000%, 6-3-27(C)	220	224
McDermott Technology Americas, Inc. (ICE LIBOR plus 400 bps), 1.146%, 6-30-25	155	100
McDermott Technology Americas, Inc. (ICE LIBOR plus 500 bps), 0.000%, 5-10-25(F)(O)	472	78
		402

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps), 5.260%, 3-1-26	898	618

Total Energy - 0.5%		1,617

Financials

Asset Management & Custody Banks – 0.2%
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps), 6.897%, 7-20-26	689	689

Investment Banking & Brokerage – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps), 5.000%, 11-21-24	274	273

Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps), 4.500%, 12-11-26(J)	EUR250	306

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps), 5.000%, 12-3-26	$647	649

Property & Casualty Insurance – 0.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps), 4.647%, 2-28-25	1,008	973

Specialized Finance – 0.2%
Gulf Finance LLC (ICE LIBOR plus 525 bps), 6.250%, 8-25-23	889	668
Lealand Finance Co. B.V., 0.000%, 6-30-24(C)(O)	4	3
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps), 3.146%, 6-30-24(C)	12	10
		681

Total Financials - 1.1%		3,571

Health Care

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps), 4.250%, 8-31-24	153	150
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps), 9.000%, 8-31-24	49	50
		200

Health Care Services – 1.1%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps), 5.295%, 4-4-25(J)	GBP500	661
Heartland Dental LLC (ICE LIBOR plus 375 bps), 3.647%, 4-30-25	$1,090	1,062
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3-9-25(C)	164	159
4.507%, 3-17-25(C)	42	41
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps), 5.188%, 6-26-26	1,247	1,239
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps), 3.000%, 7-9-26(J)	EUR250	300
		3,462

Health Care Technology – 0.1%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps), 5.250%, 10-20-23	$336	334

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps), 6.500%, 9-6-24	229	224
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps), 3.500%, 8-21-26(J)	EUR250	302
		526
Total Health Care - 1.5%		4,522

Industrials

Aerospace & Defense – 0.1%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 475 bps), 5.004%, 11-1-26	$156	155
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.750%, 9-8-23(C)	335	273
		428

Airlines – 0.0%
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps), 6.250%, 6-20-27	177	184

Building Products – 0.3%
CP Atlas Buyer, Inc. (1-Month ICE LIBOR plus 450 bps), 5.250%, 11-23-27	565	566
LBM Acquisition LLC, 0.000%, 12-18-27(O)	45	45
LBM Acquisition LLC (1-Month ICE LIBOR plus 375 bps), 4.500%, 12-8-27	205	204
		815

Construction & Engineering – 0.1%
WaterBridge Midstream Operating LLC, 0.000%, 6-21-26(O)	36	31
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps), 6.750%, 6-21-26	114	98
		129

Diversified Support Services – 0.1%
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps), 4.147%, 11-2-27	250	251

Electrical Components & Equipment – 0.0%
Array Technologies, Inc. (ICE LIBOR plus 400 bps), 5.000%, 10-14-27	65	64

Environmental & Facilities Services – 0.0%
U.S. Ecology, Inc. (ICE LIBOR plus 250 bps), 2.647%, 11-1-26	17	17

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 450 bps), 5.250%, 10-19-27	2,078	2,081

Industrial Machinery – 0.6%
Form Technologies LLC, 0.000%, 1-28-22(O)	120	113
Form Technologies LLC (ICE LIBOR plus 325 bps), 4.250%, 1-28-22	421	398
Form Technologies LLC (ICE LIBOR plus 850 bps), 9.500%, 1-30-23(C)	1,914	1,603
		2,114

Research & Consulting Services – 0.1%
APCO Holdings, Inc. (ICE LIBOR plus 550 bps), 5.650%, 6-8-25	157	148
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps), 4.647%, 5-1-25	247	246
		394

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 475 bps), 4.900%, 10-30-26	164	164

Total Industrials - 1.9%		6,641

Information Technology

Application Software – 1.3%
Greeneden U.S. Holdings II LLC, 0.000%, 12-1-27(O)	EUR500	610
Kronos Acquisition Holdings, Inc., 0.000%, 12-17-26(O)	$737	736
Mitchell International, Inc. (ICE LIBOR plus 725 bps), 7.397%, 11-30-25	208	200
Riverbed Technology, Inc., 0.000%, 12-30-25(O)	216	214
Riverbed Technology, Inc. (6.500% Cash or 4.500% PIK), 0.000%, 12-30-26(K)(O)	1,081	854

Riverbed Technology, Inc. (ICE LIBOR plus 325 bps), 4.250%, 4-24-22	1,186	1,140
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps), 7.500%, 5-3-27	102	105
		3,859

Communications Equipment – 0.3%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps), 4.652%, 11-30-25	971	876
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps), 8.902%, 11-30-26	470	235
		1,111

Data Processing & Outsourced Services – 0.8%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps), 5.000%, 6-29-27	345	345
CommerceHub, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 12-2-27	368	367
CommerceHub, Inc. (1-Month ICE LIBOR plus 700 bps), 7.750%, 12-2-28	390	391
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps), 8.250%, 5-1-25	570	444
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps), 4.000%, 5-1-24	793	741
Output Services Group, Inc. (ICE LIBOR plus 425 bps), 5.500%, 3-27-24	243	178
		2,466

Electronic Equipment & Instruments – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps), 4.000%, 7-14-26(J)	EUR500	612

Internet Services & Infrastructure – 0.3%
E2open LLC, 0.000%, 10-29-27(O)	$250	249
Informatica LLC, 7.125%, 2-25-25	642	652
		901

IT Consulting & Other Services – 0.3%
Milano Acquisition Corp. (ICE LIBOR plus 400 bps), 4.750%, 10-1-27	919	918

Systems Software – 0.1%
DCert Buyer, Inc. (ICE LIBOR plus 400 bps), 4.147%, 10-16-26	496	495

Technology Hardware, Storage & Peripherals – 0.1%
Delta Topco, Inc. (ICE LIBOR plus 375 bps), 4.500%, 12-1-27	250	250

Total Information Technology - 3.4%		10,612

Materials

Construction Materials – 0.4%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 6.250%, 4-5-24	168	143
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps), 4.147%, 5-31-25	941	935
LSF11 Skyscraper Holdco S.a.r.l. (3-Month EURIBOR plus 450 bps), 4.500%, 9-30-27(J)	EUR250	306
		1,384

Diversified Chemicals – 0.1%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps), 4.750%, 11-24-27	$250	250

Forest Products – 0.1%
Asplundh Tree Expert LLC (3-Month U.S. LIBOR plus 250 bps), 2.500%, 9-4-27	249	250

Metal & Glass Containers – 0.1%
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps), 4.750%, 11-5-27	250	250

Paper Packaging – 0.0%
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps), 4.504%, 7-28-24(C)	3	2

Specialty Chemicals – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps), 4.403%, 7-28-24(C)	340	308
Diamond BC B.V. (ICE LIBOR plus 500 bps), 6.000%, 9-6-24(C)	249	249
		557
Total Materials - 0.9%		2,693

Real Estate

Retail REITs – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 7.000%, 1-1-22	812	824

Total Real Estate - 0.3%		824

Utilities

Multi-Utilities – 0.1%
Pacific Gas and Electric Co. (ICE LIBOR plus 225 bps), 5.500%, 1-1-22	249	251

Total Utilities - 0.1%		251

TOTAL LOANS – 16.1%		$51,406
(Cost: $53,845)

SHORT-TERM SECURITIES	Shares

Money Market Funds(Q) - 2.9%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(P)	1,678	1,678
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	7,881	7,881
		9,559

TOTAL SHORT-TERM SECURITIES – 2.9%		$9,559
(Cost: $9,559)

TOTAL INVESTMENT SECURITIES – 99.8%		$331,903
(Cost: $305,351)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		831

NET ASSETS – 100.0%		$332,734

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	Listed on an exchange outside the United States.
(B)	No dividends were paid during the preceding 12 months.
(C)	Securities whose value was determined using significant unobservable inputs.
(D)	Restricted securities. At December 31, 2020, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value

EP Energy Corp.	10-1-20	4	$68	$124
Foresight Energy L.P.	6-30-20-9-8-20	31	611	515
New Cotai Participation Corp., Class B	9-29-20	318	2,791	1,557
Pinnacle Agriculture Enterprises LLC	7-17-20	1	106	–
Studio City International Holdings Ltd. ADR	8-5-20	15	227	174
Targa Resources Corp., 9.500%	10-24-17	1	1,415	1,365

			$5,218	$3,735

The total value of these securities represented 1.1% of net assets at December 31, 2020.

(E)	All or a portion of securities with an aggregate value of $4,772 are on loan.
(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2020. Description of the reference rate and spread, if applicable, are included in the security description.
(I)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020 the total value of these securities amounted to $82,258 or 24.7% of net assets.

(J)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).
(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.
(L)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2020.

(M)	Zero coupon bond.
(N)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(O)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(P)	Investment made with cash collateral received from securities on loan.
(Q)	Rate shown is the annualized 7-day yield at December 31, 2020.

The following forward foreign currency contracts were outstanding at December 31, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation

British Pound	1,380	U.S. Dollar	1,804	1-29-21	JPMorgan Securities LLC	$—	$83
Euro	4,590	U.S. Dollar	5,387	1-29-21	JPMorgan Securities LLC	—	224
U.S. Dollar	292	British Pound	220	1-29-21	JPMorgan Securities LLC	9	—
U.S. Dollar	1,635	Euro	1,340	1-29-21	JPMorgan Securities LLC	3	—
Euro	5,072	U.S. Dollar	6,571	9-30-21	JPMorgan Securities LLC	338	—

						$350	$307

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,776	$2,024		$—
Consumer Discretionary	2,499	4,073		1,557
Consumer Staples	9,675	3,516		—
Energy	2,872	3,177		827
Financials	11,825	18,826		—
Health Care	6,182	10,655		—
Industrials	7,302	8,295		—
Information Technology	3,053	13,574		—
Materials	1,710	3,925		—
Real Estate	20,034	12,985		—
Utilities	4,378	10,016		—
Total Common Stocks	$73,306	$91,066		$2,384
Preferred Stocks	—	3,460		—
Rights	—	—	*	—
Warrants	5	—		—
Asset-Backed Securities	—	5,871		—
Corporate Debt Securities	—	89,056		—
Mortgage-Backed Securities	—	5,569		—
Other Government Securities	—	221		—
Loans	—	47,527		3,879
Short-Term Securities	9,559	—		—
Total	$82,870	$242,770		$6,263
Forward Foreign Currency Contracts	$—	$350		$—

Liabilities
Forward Foreign Currency Contracts	$—	$307		$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-20	$2,029	$3,247

Net realized gain (loss)	-	(1)

Net change in unrealized appreciation (depreciation)	43	443

Purchases	-	663

Sales	-	(726)

Amortization/Accretion of premium/discount	-	14

Transfers into Level 3 during the period	312	1,372

Transfers out of Level 3 during the period	-	(1,133)

Ending Balance 12-31-20	$2,384	$3,879

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-20	$43	$438

Information about Level 3 fair value measurements:

	Fair Value at 12-31-20	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$1,557 515 312	Market approach Market approach Market approach	Illiquidity discount Illiquidity discount Broker quote	10% 30% N/A
Loans	3,879	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$305,351

Gross unrealized appreciation	38,719

Gross unrealized depreciation	(12,167)

Net unrealized appreciation	$26,552